Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
Vessels, Net

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2025	$5,359,878	$(970,010)	$4,389,868
Additions/ (Depreciation)	456,878	(113,600)	343,278
Disposals/ Impairment/ Transfers to owned vessels	(190,097)	31,982	(158,115)
Balance June 30, 2026	$5,626,659	$(1,051,628)	$4,575,031

The above balances as of June 30, 2026 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2025	$4,883,853	$(924,547)	$3,959,306
Additions/ (Depreciation)	408,800	(106,434)	302,366
Disposals/ Impairment	(97,351)	19,904	(77,447)
Balance June 30, 2026	$5,195,302	$(1,011,077)	$4,184,225

Right-of-use assets under finance lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2025	$476,025	$(45,463)	$430,562
Additions/ (Depreciation)	48,078	(7,166)	40,912
Transfers to owned vessels	(92,746)	12,078	(80,668)
Balance June 30, 2026	$431,357	$(40,551)	$390,806